Employee Related Liabilities (Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 1.1	$ 2.9	$ 2.9
Interest cost	7.8	9.4	9.6
Expected return on plan assets	(13.8)	(15.4)	(14.3)
Amortization of prior service cost	0	0	0
Net actuarial loss (gain)	4.1	7.9	8.5
Settlement and curtailment charges	6.7	0	0
Net periodic benefit cost (income)	5.9	4.8	6.7
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.65%	4.58%	5.18%
Expected return on plan assets	8.34%	8.36%	8.38%
Rate of compensation increase	3.62%	3.63%	3.73%
Health Care and Other Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	0	0
Interest cost	0.8	1.1	1.4
Expected return on plan assets	0	0	0
Amortization of prior service cost	(0.7)	(0.5)	(0.5)
Net actuarial loss (gain)	(0.5)	(1.5)	(1.6)
Settlement and curtailment charges	0	0	0
Net periodic benefit cost (income)	$ (0.4)	$ (0.9)	$ (0.7)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.93%	5.09%	5.65%
Rate of compensation increase	3.75%	3.75%	3.75%
Current medical cost trend rate	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	5.00%	5.00%	5.75%
Year the rate reaches ultimate trend rate	2018	2017	2016